Liquidity - Group Liquidity (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Group Liquidity
Cash and cash equivalents	€ 8,627	€ 4,011	€ 3,702	€ 3,411
Change in cash and cash equivalents over prior period	4,617	309	€ 291
Current time deposits and debt securities	211	774
Change in current time deposits and debt securities over prior period	(563)
Group liquidity	8,838	4,785
Change in group liquidity over prior period	4,053
Current financial debt	(759)	(1,299)
Change in current financial debt over prior period	540
Non-current financial debt	(10,572)	(4,965)
Change in non-current financial debt over prior period	(5,607)
Financial debt	11,331	6,264
Change in financial debt over prior period	5,067
Net liquidity	(2,493)	€ (1,479)
Change in net liquidity over prior period	€ (1,013)